Subsequent Events	6 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 20 – Subsequent events

Senior Secured Convertible Notes

Pursuant to the SPA dated September 27, 2024, the Company may sell to the investors, from time to time, up to US$40,000,000 in the maximum aggregate subscription amount of the Company’s senior secured convertible notes and accompanying ordinary share purchase warrants (“Additional Closings”), with substantially the same terms as the Initial Notes and Initial Warrants issued to the Purchasers in the first closing on September 30, 2024 (“Initial Closing”).

On January 16, 2025, the Company and the Purchasers elected to consummate an additional closing, pursuant to which the Company shall issue senior secured convertible notes to the Purchasers in the aggregate principal amount of approximately $8.7 million (the “New Notes 3”), having an original issue discount of 8%, a maturity date twelve months from the date of issuance, bearing an interest rate of 6% per annum, and convertible into Class A Ordinary Shares, par value $0.0001 per share of the Company, and accompanying Series B Warrants to purchase up to an aggregate of 2,467,692 Ordinary Shares (“New Warrants 3”), with an exercise price of $2.11 per Ordinary Share. The offering of the New Notes 3 and New Warrants 3 resulted in gross proceeds to the Company of approximately $8.0 million before deducting placement agent fees and other estimated offering expenses (“Third Offering”).

The New Notes 3 are convertible into the Company’s Ordinary Shares at the holder’s option, immediately upon issuance, in whole or in part, until the New Notes 3 is fully converted, at the lower of (i) the fixed conversion price of $2.11 (the “Conversion Price 3”), or (ii) a price equal to the greater of (x) the floor price of $1.00 (the “Floor Price 3”) and (y) Alternate Conversion Price. If the Company raises funds through subsequent financings, the holder can require the Company to use up to 30% of the proceeds to redeem the New Notes 3 at 105% of the principal amount, plus accrued interest. The Conversion Price 3 will also be adjusted proportionately if the Company issues dividends, splits, or combines its Ordinary Shares. The New Note 3 is secured by all assets of the Company and its subsidiaries under a certain security agreement and subsidiary guarantee, and the New Note 3 ranks senior to all other Company debts and liabilities.

The Third Offering closed on January 21, 2025, upon the satisfaction or waiver of all closing conditions, and resulted in gross proceeds to the Company of approximately $8.0 million before deducting placement agent fees and other estimated offering expenses.

The Company also entered into a placement agency agreement dated September 27, 2024, with Maxim Group, LLC, as exclusive placement agent (the “Placement Agent”), pursuant to which the Placement Agent agreed to act as the placement agent in connection with the Offering. The Company agreed to pay the Placement Agent an aggregate fee equal to 6.5% of the gross proceeds raised in the Third Offering.

Copyright Acquisition Agreement

The Company entered into certain copyright acquisition agreement (“Copyright Agreement”) dated as of January 9, 2025, by and among Nine Star Parties and Entertainment LLC., an Ohio limited liability company (“Nine Star”), the Company, and Color Star DMCC and wholly owned subsidiary of the Company. Pursuant to the Agreement, Nine Star agreed to sell to Color Star DMCC all of Nine Star’s right, title and interests in and to 27 pieces of music works created by Nine Star (the “Works”), for an aggregate consideration of US$8,100,000, to be paid in 2,250,000 restricted Class A Ordinary Shares, par value $0.0001 per share, of the Company (the “Shares”). The restricted Shares were issued on February 5, 2025. However, as of the date of the issuance of these unaudited condensed consolidated financial statements, the Works have not been transferred or assigned to the Company.

Equipment Purchase Agreement

On February 26, 2025, Model Queen entered into a certain purchase and sale agreement (“Agreement”) with BTC KZ (“BTC KZ”), pursuant to which Model Queen shall purchase certain cryptocurrency mining hardware and other equipment (“Equipment”) from BTC KZ from time to time in separate purchase orders.

The parties agreed that the purchase will be made using a combination of US$9,000,000 in cash (“Cash Consideration”) and US$26,000,000 payable in 16,250,000 restricted Class A ordinary shares (“Share Consideration”), issued by the Company. Model Queen was required to pay 51% of the Cash Consideration within seven (7) days of the Agreement being executed, with the remaining 49% of the Cash Consideration to be paid at least fifteen (15) days prior to the first day of the shipping period of such batch of Equipment. The Share Consideration was issued on March 10, 2025, pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

The parties made customary representations and warranties, including but not limited to: (i) obtaining all necessary approvals, rights and authorizations to enter into the Agreement; (ii) the execution, delivery and performance of the Agreement did not violate any applicable law, charter, regulation or other agreements; (iii) BTC KZ had good and marketable title of the Equipment free and clear of all claims and other encumbrances of every kind; (iv) the Equipment was free from defects of workmanship and materials and that the Equipment will operate in accordance with the material functions and features stated in the Order under normal use and conditions for a period of 360 days following its delivery.

The transactions contemplated by the Agreement closed on March 19, 2025, following the satisfaction or waiver of all closing conditions set forth in the Agreement, including but not limited to the delivery of the Cash Consideration and Share Consideration, and the receipt of the Equipment.